SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 01, 2016 $ / shares shares	Dec. 03, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 ₪ / shares shares	Nov. 18, 2013 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized | shares			120,000,000				120,000,000	120,000,000
Ordinary shares, par value per share | ₪ / shares						₪ 0.01	₪ 0.01	₪ 0.01
Ordinary shares issued in private placement | shares	782,981	4,436,898
Gross proceeds from private placement | $		$ 10,125
Purchase price per share (in dollars per share) | $ / shares		$ 2.282
Period taken to calculate the average closing price of an ordinary share		30 days
Share price | $ / shares	$ 1.939
Weighted average fair value of stock options granted | $ / shares			$ 0.72	$ 0.64	$ 1.14
Options outstanding, in-the-money | shares			1,087,969
Options outstanding, out of the money | shares			11,524,780
Total intrinsic value of options exercised | $				$ 1
Total expense incurred | $			$ 2,113	6,844	$ 6,738
Stock Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares			13,462,749
Undertone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase ordinary shares granted | shares			200,000
Weighted average exercise price of warrants | $ / shares			$ 3.03
Weighted-average grant-date fair value | $ / shares			$ 1.23
Total expense incurred | $			$ 61	$ 62	$ 2
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs | $			$ 121
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition			1 year 9 months 7 days
Stock Options And Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs | $			$ 67
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition			1 year 5 months 27 days
Restricted Stock Units (RSUs) [Member] | Stock Option Plan 2003 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			3 years
Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares			$ 0	$ 0	$ 0.90
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition			1 year